Share Capital - Schedule of Outstanding and Exercisable Stock Options (Details)		12 Months Ended
		Dec. 31, 2020 $ / shares shares	Dec. 31, 2019 $ / shares shares		Dec. 31, 2020 $ / shares shares	Dec. 31, 2018 $ / shares shares
Outstanding Options, Number | shares	[1]	1,450,918	1,106,711		1,450,918	838,947
Outstanding Options, Weighted Average Remaining Life (years)		4 years 11 months 23 days	4 years 9 months 22 days	[1]
Outstanding Options, Weighted Average Exercise Price	[1]	$ 2.01	$ 1.35			$ 1.38
Exercisable Options, Number | shares		1,161,726			1,161,726
CAD [Member]
Outstanding Options, Weighted Average Exercise Price					$ 2.56
Reverse Split [Member]
Outstanding Options, Number | shares	[1]	1,450,918			1,450,918
Outstanding Options, Weighted Average Remaining Life (years)	[1]	4 years 4 months 17 days
Outstanding Options, Weighted Average Exercise Price	[1]	$ 2.01
Exercisable Options, Number | shares	[1]	1,161,726			1,161,726
Exercisable Options, Weighted Average Exercise Price	[1]	$ 1.63
Reverse Split [Member] | CAD [Member]
Outstanding Options, Weighted Average Exercise Price					$ 2.56
Reverse Split [Member] | Stock Option One [Member]
Outstanding Options, Expiry Date		May 24, 2024
Outstanding Options, Number | shares	[1]	21,053			21,053
Outstanding Options, Weighted Average Remaining Life (years)	[1]	3 years 4 months 24 days
Outstanding Options, Weighted Average Exercise Price	[1]	$ 1.31
Exercisable Options, Number | shares	[1]	21,053			21,053
Exercisable Options, Weighted Average Exercise Price	[1]	$ 1.31
Reverse Split [Member] | Stock Option One [Member] | CAD [Member]
Outstanding Options, Weighted Average Exercise Price	[1]				$ 1.66
Reverse Split [Member] | Stock Option Two [Member]
Outstanding Options, Expiry Date		Jun. 01, 2024
Outstanding Options, Number | shares	[1]	168,421			168,421
Outstanding Options, Weighted Average Remaining Life (years)	[1]	3 years 5 months 1 day
Outstanding Options, Weighted Average Exercise Price	[1]	$ 0.28
Exercisable Options, Number | shares	[1]	168,421			168,421
Exercisable Options, Weighted Average Exercise Price	[1]	$ 0.28
Reverse Split [Member] | Stock Option Two [Member] | CAD [Member]
Outstanding Options, Weighted Average Exercise Price	[1]				$ 0.36
Reverse Split [Member] | Stock Option Three [Member]
Outstanding Options, Expiry Date		Jun. 19, 2024
Outstanding Options, Number | shares	[1]	15,790			15,790
Outstanding Options, Weighted Average Remaining Life (years)	[1]	3 years 5 months 20 days
Outstanding Options, Weighted Average Exercise Price	[1]	$ 1.31
Exercisable Options, Number | shares	[1]	15,789			15,789
Exercisable Options, Weighted Average Exercise Price	[1]	$ 1.31
Reverse Split [Member] | Stock Option Three [Member] | CAD [Member]
Outstanding Options, Weighted Average Exercise Price	[1]				$ 1.66
Reverse Split [Member] | Stock Option Four [Member]
Outstanding Options, Expiry Date		Oct. 24, 2024
Outstanding Options, Number | shares	[1]	10,526			10,526
Outstanding Options, Weighted Average Remaining Life (years)	[1]	3 years 9 months 25 days
Outstanding Options, Weighted Average Exercise Price	[1]	$ 1.31
Exercisable Options, Number | shares	[1]	10,526			10,526
Exercisable Options, Weighted Average Exercise Price	[1]	$ 1.31
Reverse Split [Member] | Stock Option Four [Member] | CAD [Member]
Outstanding Options, Weighted Average Exercise Price	[1]				$ 1.66
Reverse Split [Member] | Stock Option Five [Member]
Outstanding Options, Expiry Date		Dec. 12, 2024
Outstanding Options, Number | shares	[1]	531,579			531,579
Outstanding Options, Weighted Average Remaining Life (years)	[1]	3 years 11 months 12 days
Outstanding Options, Weighted Average Exercise Price	[1]	$ 1.31
Exercisable Options, Number | shares	[1]	531,579			531,579
Exercisable Options, Weighted Average Exercise Price	[1]	$ 1.31
Reverse Split [Member] | Stock Option Five [Member] | CAD [Member]
Outstanding Options, Weighted Average Exercise Price	[1]				$ 1.66
Reverse Split [Member] | Stock Option Six [Member]
Outstanding Options, Expiry Date		Apr. 30, 2025
Outstanding Options, Number | shares	[1]	63,158			63,158
Outstanding Options, Weighted Average Remaining Life (years)	[1]	4 years 3 months 29 days
Outstanding Options, Weighted Average Exercise Price	[1]	$ 1.87
Exercisable Options, Number | shares	[1]	55,263			55,263
Exercisable Options, Weighted Average Exercise Price	[1]	$ 1.87
Reverse Split [Member] | Stock Option Six [Member] | CAD [Member]
Outstanding Options, Weighted Average Exercise Price	[1]				$ 2.38
Reverse Split [Member] | Stock Option Seven [Member]
Outstanding Options, Expiry Date		Apr. 30, 2025
Outstanding Options, Number | shares	[1]	168,421			168,421
Outstanding Options, Weighted Average Remaining Life (years)	[1]	4 years 3 months 29 days
Outstanding Options, Weighted Average Exercise Price	[1]	$ 1.87
Exercisable Options, Number | shares	[1]	147,368			147,368
Exercisable Options, Weighted Average Exercise Price	[1]	$ 1.87
Reverse Split [Member] | Stock Option Seven [Member] | CAD [Member]
Outstanding Options, Weighted Average Exercise Price	[1]				$ 2.38
Reverse Split [Member] | Stock Option Eight [Member]
Outstanding Options, Expiry Date		Jun. 10, 2025
Outstanding Options, Number | shares	[1]	42,105			42,105
Outstanding Options, Weighted Average Remaining Life (years)	[1]	4 years 5 months 9 days
Outstanding Options, Weighted Average Exercise Price	[1]	$ 1.87
Exercisable Options, Number | shares	[1]	42,105			42,105
Exercisable Options, Weighted Average Exercise Price	[1]	$ 1.87
Reverse Split [Member] | Stock Option Eight [Member] | CAD [Member]
Outstanding Options, Weighted Average Exercise Price	[1]				$ 2.38
Reverse Split [Member] | Stock Option Nine [Member]
Outstanding Options, Expiry Date		Nov. 15, 2025
Outstanding Options, Number | shares	[1]	42,105			42,105
Outstanding Options, Weighted Average Remaining Life (years)	[1]	4 years 10 months 17 days
Outstanding Options, Weighted Average Exercise Price	[1]	$ 3.73
Exercisable Options, Number | shares	[1]	26,316			26,316
Exercisable Options, Weighted Average Exercise Price	[1]	$ 3.73
Reverse Split [Member] | Stock Option Nine [Member] | CAD [Member]
Outstanding Options, Weighted Average Exercise Price	[1]				$ 4.75
Reverse Split [Member] | Stock Option Ten [Member]
Outstanding Options, Expiry Date		Jan. 31, 2026
Outstanding Options, Number | shares	[1]	38,947			38,947
Outstanding Options, Weighted Average Remaining Life (years)	[1]	5 years 1 month 2 days
Outstanding Options, Weighted Average Exercise Price	[1]	$ 3.73
Exercisable Options, Number | shares	[1]	12,500			12,500
Exercisable Options, Weighted Average Exercise Price	[1]	$ 3.73
Reverse Split [Member] | Stock Option Ten [Member] | CAD [Member]
Outstanding Options, Weighted Average Exercise Price	[1]				$ 4.75
Reverse Split [Member] | Stock Option Eleven [Member]
Outstanding Options, Expiry Date		Jun. 30, 2026
Outstanding Options, Number | shares	[1]	348,813			348,813
Outstanding Options, Weighted Average Remaining Life (years)	[1]	5 years 6 months
Outstanding Options, Weighted Average Exercise Price	[1]	$ 3.73
Exercisable Options, Number | shares	[1]	130,805			130,805
Exercisable Options, Weighted Average Exercise Price	[1]	$ 3.73
Reverse Split [Member] | Stock Option Eleven [Member] | CAD [Member]
Outstanding Options, Weighted Average Exercise Price	[1]				$ 4.75

[1]	reflects the 1:4.75 reverse stock split effected on November 29, 2020.